UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

152 West 57th Floor,           New York, NY 10019

     (Address of principal executive offices)

(Zip code)

     Emile Molineaux

 Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011

Shares		Market Value
	COMMON STOCK - 97.13%
	AGRICULTURE - 2.35%
1,700	British American Tobacco PLC	$ 149,600

	BANKS - 11.09%
37,500	Commercial International Bank Egypt SAE	187,013
84,598	Ghana Commercial Bank Ltd.	167,432
7,500	State Bank of Mauritius Ltd.	25,714
3,400,000	Zenith Bank PLC	327,329
		707,488
	COMPUTERS - 0.31%
15,000	Pinnacle Technology Holdings Ltd.	19,980

	ENGINEERING & CONSTRUCTION - 3.54%
5,000	Orascom Construction Industries	225,924

	FOOD - 12.78%
619,981	Flour Mills of Nigeria PLC	386,788
112,000	Nestle Foods Nigeria PLC	294,205
4,600	Tiger Brands Ltd.	134,459
		815,452
	HEALTHCARE-SERVICES - 3.51%
86,000	Life Healthcare Group Holdings Ltd.	223,887

	HOLDING COMPANIES-DIVERSIFIED - 9.04%
38,000	AVI Ltd.	175,470
7,200	Bidvest Group Ltd.	160,374
940,000	UAC of Nigeria PLC	240,872
		576,716
	HOUSEHOLD PRODUCTS/WARES - 4.13%
1,053,706	PZ Cussons Nigeria PLC	263,643

	IRON/STEEL - 2.30%
2,050	Kumba Iron Ore Ltd.	146,847

	MEDIA - 3.10%
3,500	Naspers Ltd.	197,852

	MINING - 21.97%
118,000	Afferro Mining, Inc. *	152,564
40,900	African Minerals Ltd. *	340,441
3,222	Anglo American PLC	159,853
1,020,000	Beacon Hill Resources PLC *	184,392
76,000	Centamin Egypt Ltd. *	153,877
1,450	First Quantum Minerals Ltd.	211,426
53,000	Kalahari Minerals PLC *	199,288
		1,401,841

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

Shares		Market Value
	OIL & GAS - 7.89%
66,700	Afren PLC *	$ 169,238
606,250	Oando PLC	170,399
3,100	Sasol Ltd.	163,959
		503,596
	PHARMACEUTICALS - 2.05%
20,400	Egyptian International Pharmaceutical Industrial Co.	130,656

	PRIVATE EQUITY - 1.87%
125,000	Citadel Capital SAE *	119,187

	RETAIL - 7.73%
3,600	CFAO SA	156,210
32,000	Clicks Group Ltd.	200,098
10,500	Foschini Group Ltd.	137,079
		493,387
	TELECOMMUNICATIONS - 3.47%
10,400	MTN Group Ltd.	221,493

	TOTAL COMMON STOCK	6,197,549
	( Cost - $6,093,468)

	SHORT-TERM INVESTMENTS - 4.97%
317,127	AIM STIT-Treasury Portfolio, 0.00% +	317,127
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $317,127)

	TOTAL INVESTMENTS - 102.10%
	( Cost - $6,410,595) (a)	$ 6,514,676
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.10%)	(134,314)
	NET ASSETS - 100.00%	$ 6,380,362

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 490,305
	Unrealized Depreciation	(386,224)
	Net Unrealized Appreciation	$ 104,081

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.                                                                  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 6,197,549	$ -	$ -	$ 6,197,549
Short-Term Investments	$ 317,127	-	-	$ 317,127
Total	$ 6,514,676	$ -	$ -	$ 6,514,676
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in and out of Level 1 and 2 during the current period presented.
*Please refer to the Portoflio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/24/11

By (Signature and Title)

/s/ Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date

8/24/11